Other Current Financial Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other current financial assets	€ 2,495	€ 3,123
Short-term credits - bank deposits
Disclosure of financial assets [line items]
Other current financial assets	981	1,149
Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	82	98
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	125	286
Other current financial assets - short-term investments
Disclosure of financial assets [line items]
Other current financial assets	114	113
Telefónica Brazil | Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	€ 28	61
Telefonica de Argentina, SA | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets		€ 174